SHARE CAPITAL (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 Decimal shares	Dec. 31, 2022 Decimal shares
Notes and other explanatory information [abstract]
Number of Warrants | shares	7,573,082	2,407,304
Weighted Average Exercise price | Decimal	4.53	6.64
Number of Warrants Issued | shares	1,500,000	5,577,778
Weighted Average Exercise Issued | Decimal	1.33	3.84
Number of Warrants Cancelled | shares	(1,000,000)	(412,000)
Weighted Average Exercise Cancelled | Decimal
Number of Warrants | shares	8,073,082	7,573,082
Weighted Average Exercise price | Decimal	4.22	4.53